Financial instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Financial assets
Cash and cash equivalents	€ 4,344	€ 6,136	€ 4,970
Financial assets at amortised cost	945	1,262	1,395
Financial assets at fair value through other comprehensive income	537	600	586
Financial assets	7,037	9,037	7,921
Derivatives
Financial assets
Financial assets at fair value through profit or loss	360	217	118
Other
Financial assets
Financial assets at fair value through profit or loss	851	822	852
Fair value
Financial assets
Cash and cash equivalents	4,344	6,136	4,970
Financial assets at amortised cost	945	1,262	1,395
Financial assets at fair value through other comprehensive income	537	600	586
Financial assets	7,037	9,037	7,921
Financial liabilities
Bank loans and overdrafts	(529)	(521)	(460)
Bonds and other loans	(28,696)	(28,037)	(27,836)
Lease liabilities	(1,524)	(1,486)	(1,358)
Derivatives	(614)	(594)	(537)
Other financial liabilities	(189)	(804)	(570)
Financial liabilities	(31,552)	(31,442)	(30,761)
Fair value | Derivatives
Financial assets
Financial assets at fair value through profit or loss	360	217	118
Fair value | Other
Financial assets
Financial assets at fair value through profit or loss	851	822	852
Carrying amount
Financial assets
Cash and cash equivalents	4,344	6,136	4,970
Financial assets at amortised cost	945	1,262	1,395
Financial assets at fair value through other comprehensive income	537	600	586
Financial assets	7,037	9,037	7,921
Financial liabilities
Bank loans and overdrafts	(529)	(521)	(460)
Bonds and other loans	(29,169)	(28,648)	(28,729)
Lease liabilities	(1,524)	(1,486)	(1,358)
Derivatives	(614)	(594)	(537)
Other financial liabilities	(189)	(804)	(570)
Financial liabilities	(32,025)	(32,053)	(31,654)
Carrying amount | Derivatives
Financial assets
Financial assets at fair value through profit or loss	360	217	118
Carrying amount | Other
Financial assets
Financial assets at fair value through profit or loss	€ 851	€ 822	€ 852